LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 29,338	$ 14,995
Current maturities of lease liabilities	14,104	7,119
Long-term lease liability	15,234	7,876
Less than one year (0-1)
Disclosure of maturity analysis of operating lease payments [line items]
Total	14,104	7,119
One to five years (1-5)
Disclosure of maturity analysis of operating lease payments [line items]
Total	15,234	7,042
More than five years (5+)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 0	$ 834